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Schedule of Investments
(unaudited)
Templeton Developing Markets Trust 2
Notes to Schedule of Investments 6

Templeton Developing Markets Trust
Schedule of Investments (unaudited), March 31, 2026
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 91.6%
Brazil 3.3%
a
Hypera SA ..................... Pharmaceuticals 1,961,362 $ 8,815,025
a
Hypera SA ..................... Pharmaceuticals 218,726 1,021,455
TOTVS SA ..................... Software 2,121,930 14,313,201
Vale SA ........................ Metals & Mining 2,300,455 36,630,699
XP, Inc. , A ...................... Capital Markets 403,748 7,687,362
68,467,742
Chile 1.0%
Banco Santander Chile , ADR ....... Banks 602,632 20,127,909
China 21.9%
Alibaba Group Holding Ltd. ......... Broadline Retail 2,872,360 45,022,776
a
Baidu, Inc. , A .................... Interactive Media & Services 1,335,332 18,665,528
b,c
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 18,547,805 17,145,011
BYD Co. Ltd. , H ................. Automobiles 3,188,635 43,592,905
China Merchants Bank Co. Ltd. , A .... Banks 7,486,184 42,779,621
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 6,347,168 4,202,400
a
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 193,324 4,112,001
c
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 4,864,679 2,673,211
Haier Smart Home Co. Ltd. , D ....... Household Durables 4,061,327 8,594,658
JD.com, Inc. , A .................. Broadline Retail 332,914 4,907,323
c
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 1,586,115 9,342,734
NARI Technology Co. Ltd. , A ........ Electrical Equipment 6,472,777 24,544,796
NetEase, Inc. ................... Entertainment 984,826 22,005,753
Ping An Insurance Group Co. of China
Ltd. , H ....................... Insurance 2,471,490 19,003,816
Prosus NV ..................... Broadline Retail 1,483,580 68,683,181
Tencent Holdings Ltd. ............. Interactive Media & Services 699,932 44,146,378
a
Trip.com Group Ltd. .............. Hotels, Restaurants & Leisure 349,700 17,281,729
Uni-President China Holdings Ltd. .... Food Products 8,394,482 8,425,314
Weichai Power Co. Ltd. , H ......... Machinery 3,511,404 12,452,226
Weifu High-Technology Group Co. Ltd. ,
B ........................... Automobile Components 1,230,263 2,278,251
a,c
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 8,146,463 35,033,809
454,893,421
Hong Kong 1.7%
Techtronic Industries Co. Ltd. ....... Machinery 2,616,414 34,746,595
Hungary 1.1%
Richter Gedeon Nyrt. ............. Pharmaceuticals 642,717 22,881,765
India 8.7%
ACC Ltd. ....................... Construction Materials 424,919 5,654,140
Asahi India Glass Ltd. ............. Automobile Components 23,922 199,480
a
Ather Energy Ltd. ................ Automobiles 773,192 6,146,489
Bajaj Holdings & Investment Ltd. ..... Financial Services 146,718 13,703,881
Brigade Enterprises Ltd. ........... Real Estate Management & Development 831,185 5,743,653
b
Dr. Reddy's Laboratories Ltd. , ADR ... Pharmaceuticals 489,809 6,783,855
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 5,167,464 12,713,137
Federal Bank Ltd. ................ Banks 2,182,470 6,028,992
HDB Financial Services Ltd. ........ Consumer Finance 33,790 201,548
HDFC Bank Ltd. ................. Banks 4,301,285 33,692,164
a
Hemisphere Properties India Ltd. .... Real Estate Management & Development 365,082 435,800
ICICI Bank Ltd. .................. Banks 3,847,419 49,390,294
Infosys Ltd. ..................... IT Services 779,092 10,508,270
a,b
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 144,535 5,389,710

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
a,d
Niva Bupa Health Insurance Co. Ltd. .. Insurance 10,345,186 $ 7,719,268
a,c
Pine Labs Ltd. , 144A , Reg S ........ Financial Services 5,187,985 8,656,421
a
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 1,943,038 8,899,114
181,866,216
Indonesia 0.4%
Astra International Tbk. PT ......... Industrial Conglomerates 23,551,351 8,694,303
Italy 0.0%
†
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 69,426 790,774
Mexico 2.5%
Grupo Financiero Banorte SAB de CV ,
O ........................... Banks 4,690,701 52,023,520
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 154,816 7,771,763
Philippines 0.5%
BDO Unibank, Inc. ............... Banks 5,216,660 9,814,415
Russia 0.0%
a,e
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 414,906 —
a,e
Sberbank of Russia PJSC .......... Banks 5,058,740 —
—
South Africa 2.8%
Discovery Ltd. ................... Insurance 1,941,162 28,484,333
Harmony Gold Mining Co. Ltd. ...... Metals & Mining 971,369 14,839,465
Netcare Ltd. .................... Health Care Providers & Services 15,750,709 15,377,216
58,701,014
South Korea 22.1%
a,b,c
Delivery Hero SE , 144A , Reg S ...... Hotels, Restaurants & Leisure 600,759 11,162,796
Doosan Bobcat, Inc. .............. Machinery 454,378 17,749,260
Hankook Tire & Technology Co. Ltd. .. Automobile Components 5,473 201,465
Hanmi Pharm Co. Ltd. ............. Pharmaceuticals 24,676 8,810,314
Hyundai Motor Co. ............... Automobiles 135,343 41,693,820
KakaoBank Corp. ................ Banks 499,488 8,138,742
KT Skylife Co. Ltd. ............... Media 452,147 1,393,462
LG Corp. ....................... Industrial Conglomerates 556,111 31,444,405
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 213,796 5,911,456
NAVER Corp. ................... Interactive Media & Services 156,974 21,371,772
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,139,283 133,252,125
Samsung Life Insurance Co. Ltd. ..... Insurance 117,960 17,008,397
a
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 23,793 6,592,690
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 273,959 155,434,783
460,165,487
Taiwan 20.7%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 6,590,535 40,286,416
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 5,859,582 26,814,821
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,067,738 51,214,239
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,036,532 291,285,435

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 2,981,204 $ 19,922,961
429,523,872
Thailand 1.3%
Kasikornbank PCL ............... Banks 1,416,167 8,262,387
Kiatnakin Phatra Bank PCL ......... Banks 884,589 2,048,266
Minor International PCL ............ Hotels, Restaurants & Leisure 16,391,738 10,925,981
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 14,348,828 3,055,434
Thai Beverage PCL ............... Beverages 10,287,676 3,450,373
27,742,441
Turkiye 0.3%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 411,087 6,336,481
United Arab Emirates 0.8%
Emaar Development PJSC ......... Real Estate Management & Development 2,220,445 8,405,253
Emirates Central Cooling Systems Corp. Water Utilities 13,801,717 5,674,247
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 7,105,850 2,320,284
16,399,784
United States 2.1%
Cognizant Technology Solutions Corp. ,
A ........................... IT Services 346,194 21,239,002
b
Genpact Ltd. .................... Professional Services 626,877 23,351,168
44,590,170
Total Common Stocks (Cost $ 1,172,772,362 ) ....................................
1,905,537,672
a
Preferred Stocks 5.4%
Brazil 5.4%
Banco Bradesco SA , ADR .......... Banks 8,075,367 29,475,089
Itau Unibanco Holding SA , ADR ..... Banks 4,817,241 40,368,480
Petroleo Brasileiro SA - Petrobras .... Oil, Gas & Consumable Fuels 4,437,103 41,691,131
111,534,700
Total Preferred Stocks (Cost $ 80,055,339 ) ......................................
111,534,700
a a a a a
Escrows and Litigation Trusts 0.0%
†
a,e
Hemisphere Properties India Ltd.,
Escrow Account ................ 30,876 32,731
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
32,731
Total Long Term Investments (Cost $ 1,252,827,701 ) .............................
2,017,105,103
Short Term Investments 3.9%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 3.7%
United States 3.7%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 75,824,022 75,824,022
Total Money Market Funds (Cost $ 75,824,022 ) ..................................
75,824,022

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.2%
Money Market Funds 0.2%
f,g
Franklin Institutional U.S. Government
Money Market Fund , 3.578% ...... 4,640,218 $ 4,640,218
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 4,640,218 ) .................................................................
4,640,218
a a a a a
Total Short Term Investments (Cost $ 80,464,240 ) ................................
80,464,240
a a a
Total Investments (Cost $ 1,333,291,941 ) 100.9% ................................
$2,097,569,343
Other Assets, less Liabilities (0.9) % ...........................................
(17,642,050)
Net Assets 100.0% ...........................................................
$2,079,927,293
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at March 31, 2026.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2026, the aggregate value of these securities was $84,804,756, representing 4.1% of net assets.
d
A portion or all of the security purchased on a delayed delivery basis.
e
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Developing Markets Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Templeton Developing Markets Trust (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Effective June 1, 2026, Templeton Developing Markets Trust was renamed Templeton Emerging Markets Equity Fund.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2026, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of March 31, 2026, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $51,407,962 $139,665,842 $(115,249,782) $— $— $75,824,022 75,824,022 $641,424
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.578% ............ $1,716,579 $19,763,279 $(16,839,640) $— $— $4,640,218 4,640,218 $15,670
Total Affiliated Securities ... $53,124,541 $159,429,121 $(132,089,422) $— $— $80,464,240 $657,094
2. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
a
Common Stocks :
Brazil ................................ $ 68,467,742 $ — $ — $ 68,467,742
Chile ................................ 20,127,909 — — 20,127,909
China ............................... 12,537,315 442,356,106 — 454,893,421
Hong Kong ........................... — 34,746,595 — 34,746,595
Hungary ............................. 22,881,765 — — 22,881,765
India ................................ 27,219,168 154,647,048 — 181,866,216
Indonesia ............................ — 8,694,303 — 8,694,303
Italy ................................. — 790,774 — 790,774
Mexico .............................. 52,023,520 — — 52,023,520
Peru ................................ 7,771,763 — — 7,771,763
Philippines ............................ — 9,814,415 — 9,814,415
Russia ............................... — — —
b,c
—
South Africa ........................... 43,861,549 14,839,465 — 58,701,014
South Korea .......................... — 460,165,487 — 460,165,487
Taiwan ............................... — 429,523,872 — 429,523,872
Thailand ............................. — 27,742,441 — 27,742,441
Turkiye .............................. — 6,336,481 — 6,336,481
United Arab Emirates .................... — 16,399,784 — 16,399,784
United States .......................... 44,590,170 — — 44,590,170
Preferred Stocks ........................ 111,534,700 — — 111,534,700
Escrows and Litigation Trusts ............... — — 32,731 32,731
Short Term Investments ................... 80,464,240 — — 80,464,240
Total Investments in Securities ........... $491,479,841 $1,606,056,771
d
$32,731 $2,097,569,343
a
For detailed categories, see the accompanying Schedule of Investments.
b
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at March 31, 2026.
c
Includes financial instruments determined to have no value.
d
Includes foreign securities valued at $1,606,056,771, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.